Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Related Party Transaction [Line Items]
Total commitment	$ 145,898		$ 145,898
Administrative Services Agreement
Total administrative services expenses	11,748	$ 0	12,349	$ 0
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Payable to shareholder	1,593		1,593
Sb Tech Member
Related Party Transaction [Line Items]
Accounts receivable	579		579		$ 0
Sponsor Loans
Related party transactions		0		0
Media Purchase Agreement
Related Party Transaction [Line Items]
Annual commitment							$ 15,000
Additional contingent commitment	5,000		5,000				$ 5,000
Total commitment	15,000		15,000
Sales and marketing expenses from related party transaction	1,241	$ 88	3,400	$ 2,216	8,411	$ 23,313
Amount due to related party	1,563		1,563		2,413	$ 428
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Receivables from Equity Method Investment	$ 1,080		$ 1,080		$ 959